Recovery and settlement of on-balance sheet assets and liabilities - Analysis of Financial Assets and Liabilities by Contractual Maturities Basis (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Assets
Cash and due from banks	$ 30,209	$ 28,407	$ 14,929
Interest-bearing deposits with banks	36,471	32,662
Securities
Trading	128,258	127,657
Investment, net of applicable allowance	94,608	90,722
Assets purchased under reverse repurchase agreements and securities borrowed	294,602	220,977
Loans
Retail	399,452	385,170
Wholesale	180,278	159,606
Allowance for loan losses	(2,912)	(2,159)
Segregated fund net assets	1,368	1,216
Other
Customers' liability under acceptances	15,641	16,459
Derivatives	94,039	95,023
Premises and equipment	2,832	2,670
Goodwill	11,137	10,977	$ 11,156
Other intangibles	4,687	4,507
Other assets	44,064	38,959
Total assets	1,334,734	1,212,853
Liabilities
Deposits	837,046	789,635
Segregated fund net liabilities	1,368	1,216
Other
Acceptances	15,662	16,459
Obligations related to securities sold short	32,247	30,008
Obligations related to assets sold under repurchase agreements and securities loaned	206,814	143,084
Derivatives	90,238	92,127
Insurance claims and policy benefit liabilities	10,000	9,676
Other liabilities	52,273	46,955
Subordinated debentures	9,131	9,265
Total liabilities	1,254,779	1,138,425
Under 1 year [member]
Assets
Cash and due from banks	28,583	26,695
Interest-bearing deposits with banks	36,471	32,662
Securities
Trading	121,152	116,841
Investment, net of applicable allowance	16,795	15,930
Assets purchased under reverse repurchase agreements and securities borrowed	294,049	214,353
Loans
Retail	97,414	97,784
Wholesale	43,280	38,573
Other
Customers' liability under acceptances	15,635	16,443
Derivatives	91,833	92,606
Other assets	33,578	30,738
Total assets	778,790	682,625
Liabilities
Deposits	669,682	624,802
Other
Acceptances	15,657	16,443
Obligations related to securities sold short	29,725	28,041
Obligations related to assets sold under repurchase agreements and securities loaned	206,813	143,072
Derivatives	88,112	90,156
Insurance claims and policy benefit liabilities	1,691	131
Other liabilities	36,906	34,980
Subordinated debentures	103
Total liabilities	1,048,689	937,625
After 1 year [member]
Assets
Cash and due from banks	1,626	1,712
Securities
Trading	7,106	10,816
Investment, net of applicable allowance	77,813	74,792
Assets purchased under reverse repurchase agreements and securities borrowed	553	6,624
Loans
Retail	302,038	287,386
Wholesale	136,998	121,033
Segregated fund net assets	1,368	1,216
Other
Customers' liability under acceptances	6	16
Derivatives	2,206	2,417
Premises and equipment	2,832	2,670
Goodwill	11,137	10,977
Other intangibles	4,687	4,507
Other assets	10,486	8,221
Total assets	558,856	532,387
Liabilities
Deposits	167,364	164,833
Segregated fund net liabilities	1,368	1,216
Other
Acceptances	5	16
Obligations related to securities sold short	2,522	1,967
Obligations related to assets sold under repurchase agreements and securities loaned	1	12
Derivatives	2,126	1,971
Insurance claims and policy benefit liabilities	8,309	9,545
Other liabilities	15,367	11,975
Subordinated debentures	9,028	9,265
Total liabilities	$ 206,090	$ 200,800